CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017
Cash Flows from Operating Activities:
Net loss	$ (4,165)		$ (4,462)	$ (8,716)		$ (8,776)	$ (22,149)
Adjustments to profit and loss items:
Loss from discontinued operation							7,616
Depreciation and amortization	170		146	305		302	567
Share-based compensation	149		337	367		665	1,363
Revaluation of liabilities in respect of IIA grants	218		221	404		402	229
Revaluation of contingent consideration for the purchase of shares	569		570	1,112		1,120	351
Increase (decrease) in severance liability	(5)		12	6		20	111
Net financing income	(115)		(88)	(182)		(174)	(349)
Un-realized foreign currency (gain) loss	85		(39)	126		(91)	(185)
Adjustments to profit and loss items, total	1,071		1,159	2,138		2,244	9,703
Changes in asset and liability items:
Decrease (increase) in trade receivables	(494)		(201)	(421)		(241)	28
Decrease (increase) in inventories	149		(132)	15		(279)	(1,042)
Decrease (increase) in other receivables	(1,690)		278	(1,572)		(277)	(1,227)
Increase (decrease) in trade payables	(51)		(2,487)	74		(1,210)	(135)
Increase (decrease) in other payables and deferred revenues	(507)		1,606	(336)		(459)	(70)
Changes in asset and liability items, total	(2,593)		(936)	(2,240)		(2,466)	(2,446)
Net cash flows used in operating activities	(5,687)		(4,239)	(8,818)		(8,998)	(14,892)
Net cash used in discontinued operating activities							(1,563)
Net cash used in operating activities	(5,687)		(4,239)	(8,818)		(8,998)	(16,455)
Cash Flows from Investing Activities:
Purchase of property and equipment	(197)		(169)	(313)		(365)	(1,045)
Purchase of intangible assets	(13)			(13)			(30)
Interest received	2		12	2		27	349
Proceeds from (investment in) short term bank deposits, net	1,680		3,007	(21,165)		(16,837)	1,163
Net cash provided by (used in) investing activities	1,472		2,850	(21,489)		(17,175)	437
Cash Flows from Financing Activities:
Proceeds from exercise of options		[1]	2		[1]	2	7
Proceeds from issuance of shares, net							22,658
Proceeds from IIA grants, net of repayments			(65)	30		(37)	330
Net cash provided by (used in) financing activities			(63)	30		(35)	22,995
Exchange rate differences on cash and cash equivalent balances	(117)		76	(133)		117	226
Increase (decrease) in cash and cash equivalents from continuing activities	(4,332)		(1,376)	(30,410)		(26,091)	8,766
Decrease in cash and cash equivalents from discontinued activities							(1,563)
Balance of cash and cash equivalents at the beginning of the period	9,991		4,151	36,069		28,866	28,866
Balance of cash and cash equivalents at the end of the period	$ 5,659		$ 2,775	$ 5,659		$ 2,775	$ 36,069

[1]	Represents less than $ 1